CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                               December 30, 2015



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:  First Trust Exchange-Traded Fund II (the "Registrant")
                 (Registration Nos. 333-143964, 811-21944)
           ------------------------------------------------------

 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on December 18, 2015. The Registration Statement relates to First Trust Indxx Global Natural Resources Income ETF and First Trust Indxx Global Agriculture ETF, each a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                              Very truly yours,

                                              CHAPMAN AND CUTLER LLP


                                              By: /s/ Morrison C. Warren
                                                  ---------------------------
                                                      Morrison C. Warren